LEASE OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Mar. 31, 2021	Jan. 31, 2020
Net book value of fixed assets under capital lease obligations	$ 114,695		$ 114,695
Lease payments	101,928		101,928
Operating Lease, Right-of-Use Asset	399,007		399,007		$ 517,725
Operating Lease, Liability, Current	166,316		166,316
Operating Lease, Liability, Noncurrent	232,691		232,691		$ 367,160
El Paso Texas [Member]
Operating lease expense	15,973	$ 15,705
Windham Maine [Member]
Lease payments	321,365		321,365
Windham Maine Lease [Member]
Operating lease expense	$ 36,495
Gardner Ma [Member]
Operating lease expense			$ 150,862	$ 152,078
Manufacturing Equipment [Member]
Capital lease obligation						$ 161,977
Manufacturing Equipment 2 [Member]
Capital lease obligation							$ 47,750